Condensed Statement of Changes in Shareholder's Deficit (Parenthetical) (unaudited) - $ / shares	Apr. 13, 2021	Jan. 08, 2021
Class F Ordinary Shares
Sale of stock price per share		$ 0.001
TPG Pace Solutions
Stock dividend	0.14
TPG Pace Solutions | Private Placement Shares
Sale of stock price per share	$ 10.00
TPG Pace Solutions | Class F Ordinary Shares
Sale of stock price per share		$ 0.001